Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Summary Of Related Party Outstanding Balances
The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2015 and 2014:

	As of December 31,
	2015	2014
Accounts and notes receivable	$1,854	$—
Other receivables	2,266	1,796
Miscellaneous	1,729	14,901
Accounts payable	5,110	7,742

Summary Of Related Party Transactions
The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2015, 2014 and 2013:

	Fiscal years ended December 31,
	2015	2014	2013
Food and paper (i)	$(164,882)	$(199,801)	$(319,456)
Occupancy and other operating expenses	(2,499)	(2,251)	(10,327)
Other operating expenses, net (ii)	—	16,986	—
Net interest income	461	1,387	583

(i)
Includes $44,170 of distribution fees and $120,712 of suppliers purchases managed through the Axionlog Business for the fiscal year ended December 31, 2015; $45,143 and $154,658, respectively, for the fiscal year ended December 31, 2014; and $48,340 and $271,116, respectively, for the fiscal year ended December 31, 2013.

(ii)	Related to inventory sales with a cost of $16,986 for the fiscal year 2014 (the net effect on such income statement line was nil). No such transaction took place in the fiscal years 2015 and 2013.